UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ____________ to ____________

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ____________ to ____________

Date of Report (Date of earliest event reported):
February 13, 2012 (January 1, 2009)

The CIT Group/Commercial Services, Inc.
(Exact name of securitizer as specified in its charter)

022-28906-29	0001474256
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

John P. Sirico, II, Assistant General Counsel, (973) 740-5000
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The CIT Group/Commercial Services, Inc. (“CIT-CS”), as securitizer, is filing this Form ABS-15G pursuant to Rule 15Ga-1 (17 CFR §240.15Ga-1) under the Securities Exchange Act of 1934, as amended, in respect of all asset-backed securities sponsored by it and outstanding during the three-year period ended December 31, 2011 in the trade/factoring receivables asset class.

For the period:
January 1, 2009 through December 31, 2011

Name of Issuing Entity	Check if Registered	CIK #	Name of Originator	Total Assets in ABS by Originator[1]			Assets that were subject to Demand[2,4]			Assets that were Repurchased or Replaced[3]			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
(a)	(b)	of (a) Entity	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)

CIT Trade Finance Funding Company, LLC			The CIT Group/Commercial Services, Inc.	1,264,577	$1,787,693,946.08	100.0%	5	$4,361,158.38	0.3%	5	4,361,158.38	0.3%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%

[1]	The foregoing transaction closed on June 25, 2010. The “Total Assets in ABS by Originator“ column in the foregoing chart reports the number, outstanding principal balance and percentage by principal balance of assets for the foregoing transaction on June 30, 2010 rather than at the time of securitization. Such information is derived from CIT-CS's company books and records. The corresponding information for June 25, 2010 (and thereafter until June 30, 2010) was inadvertently not captured or preserved in CIT-CS’s company books and records through human error. Based upon the data and programming resources currently available to it, CIT-CS estimates that recapture or reconstruction of such information would involve unreasonable effort or expense, if such information could be recaptured or reconstructed at all. CIT-CS has since implemented internal safeguards in an effort to minimize the recurrence of any future failure to capture or preserve such information.

[2]	The “Assets that were subject to Demand” column in the foregoing chart reports activity initiated during the reporting period solely by way of the relevant issuing entity’s discovery of events or circumstances triggering such activity under the governing transaction documents. Such activity may also be triggered under the governing transaction documents by way of the relevant administrative agent’s notifying the relevant issuing entity of any such event or circumstance. Subject to footnote 4 below, no such activity was initiated during the reporting period by way of the relevant administrative agent’s notifying the relevant issuing entity of any such event or circumstance under the governing transaction documents.

[3]	The activity reported under the “Assets that were Repurchased or Replaced” column in the foregoing chart was resolved solely through the payment of a Receivables Indemnity Amount in each case, determined in accordance with the governing transaction documents, rather through repurchase or replacement of assets.

[4]	CIT-CS, as securitizer, requested, but was unable to obtain, information with respect to investor demands made upon the relevant administrative agent in the foregoing transaction prior to July 22, 2010. As a result, the disclosures made in this Form ABS-15G do not contain investor demands, if any, made upon such administrative agent prior to July 22, 2010.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

THE CIT GROUP/COMMERCIAL SERVICES, INC.
(Securitizer)

By:	/s/ Usama F. Ashraf
Name: Usama F. Ashraf
Title: Senior Vice President & Assistant Treasurer

Date: February 13, 2012